SEMI-ANNUAL REPORT
               FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:      /  /  (a)

             or fiscal year ending:   06/30/05 (b)

Is this a transition report? (Y/N)   N
                                    ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.   A.  Registrant Name:    Waterside Capital Corporation
     B.  File Number:        811-8387
     C.  Telephone Number:   757-626-1111

2.   A.  Street:             500 East Main Street, Suite 800
     B.  City:               Norfolk
     C.  State:              VA
     D.  Zip Code:           23510                  Zip Ext:
     E.  Foreign Country:                     Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)       N
                                                                    -----

4.   Is this the last filing on this form by Registrant? (Y/N)        N
                                                                    -----

5. Is Registrant a small business investment company (SBIC)? (Y/N) Y [If answer is "Y" (Yes), complete only items 89 through 110.] -----

6.   Is Registrant a unit investment trust (UIT)? (Y/N)             -----
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A. Is Registrant a series or multiple portfolio company? (Y/N)
        [If answer is "N" (No), go to item 8.]                      -----

     B. How many separate series or portfolios did Registrant have
        at the end of the period?                                   -----


                                  01


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For period ending  06/30/05
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File number 811-8387
                ----


SMALL BUSINESS INVESTMENT COMPANIES
-----------------------------------

INVESTMENT ADVISER

89. A.  [/]  Adviser Name (If any):
                                   ------------------------------------------

    B.  [/]  File Number: 801-
                                   ------------------------------------------

    C.  [/]  City:             State:          Zip Code:       Zip Ext.:
                 ------------       ---------          -------          ----

        [/]  Foreign Country:                  Foreign Postal Code:
                            -----------------                      ---------

89. A.  [/]  Adviser Name (If any):
                                  ------------------------------------------
    B.  [/]  File Number: 801-
                              ----------------------------------------------

    C.  [/]  City:           State:        Zip Code:         Zip Ext.:
                 ----------       -------          --------          -------

        [/]  Foreign Country:                 Foreign Postal Code:
                               ----------------                     -----------

    B.  [/]  File Number:
                           -------------------------

    C.  [/]  City:               State:       Zip Code:        Zip Ext.:
                  --------------       -----           ------            ----

        [/]  Foreign Country:                    Foreign Postal Code:
                            ------------------                      ---------

90.  A. [/]  Transfer Agent Name (If any): Registrar and Transfer Company
                                          -----------------------------------

     B. [/]  File Number    84    -  0000
                        ---------   -----------------

     C. [/]  City: Cranford     State:    NJ     Zip Code: 07016  Zip Ext.: 3572
                  -------------       ----------          -------          -----

        [/]  Foreign Country:                Foreign Postal Code:
                            ---------------                      ------------

INDEPENDENT PUBLIC ACCOUNTANT

91.  A. [/]  Accountant Name:  Witt Mares Eggleston Smith, PLC
                             ------------------------------------------------

     B. [/]  City: Norfolk   State: VA   Zip Code: 23510   Zip Ext.:
                 -----------      -----          ---------          --------

     C. [/]  Foreign Country:                     Foreign Postal Code:
                            --------------------                     -------

91.  A. [/]  Accountant Name:
                            ------------------------------------------------

     B. [/]  City:            State:           Zip Code:      Zip Ext.:
                 -----------       ----------          -----          ------

     C. [/]  Foreign Country:               Foreign Postal Code:
                            --------------                     -------------

                                     37

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For period ending  06/30/05
                   --------

File number 811-8387
                ----

CUSTODIAN

92.   A.  [/]  Custodian: Old Point National Bank
                          -------------------------------------

      B.  [/]  City: Norfolk  State: VA   Zip Code: 23510   Zip Ext.:
                     -------         ---            -----            ------

      C.  [/]  Foreign Country:                 Foreign Postal Code:
                              ----------------                     -------

      D.  [/]  Mark one of the following with an "X":

                        TYPE OF CUSTODY

               Member Nat'l                 Foreign      Insurance Co.
  Bank         Sec. Exchg.       Self      Custodian       Sponsor
Sec. 17(f)(l)  Rule 17f-l      Rule 17f-2  Rule 17f-5    Rule 26a-2      Other
-------------  ------------    ----------  ----------    -------------   -----
                                   X

NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

      E.  [/]   Does Registrant's custodian maintain some or all of registrant's securities in a central depository or book-entry system
                pursuant to Rule 17f-4? (Y/N)                               Y
                                               ---------------------------------
                                                                            Y/N

93.   [/]     Does Registrant's adviser(s) have advisory clients other than investment companies? (Y/N)
                                               ---------------------------------
                                                                            Y/N

94.   Family of investment companies information:
  A.  [/]  Is Registrant part of a family of investment
          companies? (Y/N)                                                  N
                                              --------------------------------
                                                                          Y/N

  B. [/] If "Y" (Yes) state the number of registered management investment companies in the family:
                                   -------------------------------------------
          (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

  C.  [/]  Identify the family using 10 letters:
                                               -- -- -- -- -- -- -- -- -- --
          (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

  D.  [/]  Is Registrant a wholly-owned subsidiary of a business development
          company ("BDC")? (Y/N)                                          N
                                ---------------------------------------------
                                                                          Y/N

  E.  [/]  If "Y" (Yes), identify the BDC as follows:

            BDC name:

            File Number: 2- or 33-

                                      38

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For period ending  06/30/05
                   --------

File number 811-8387
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95.     Sales, repurchases, and redemptions of Registrant's securities during the period:



                                         Number of Shares             Net
                                          or Principal            Consideration
                                          Amount of Debt        Received or Paid
        Class of Security                ($000's omitted)       ($000's omitted)
---------------------------------        -----------------      ----------------


Common Stock:

A.   [/]  Sales                                                  $
                                          ----------------        -----------

B.   [/]  Repurchases
                                          ----------------        -----------

Preferred Stock:

C.   [/]  Sales                                                  $
                                          ----------------        -----------

D.   [/]  Repurchases and redemptions                            $
                                          ----------------        -----------

Debt Securities:

E.   [/]  Sales                          $                       $
                                          -----------------       ------------

F.   [/]  Repurchases and redemptions    $                       $
                                          -----------------       ------------

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:


                                            CUSIP or               Ticker
   Title of each class of securities        NASDAQ No.             Symbol
   ---------------------------------        ----------             ------

A. [/]    Common Stock                      941872103              WSCC
          --------------------------        -----------            ------

B. [/]
          --------------------------        -----------            ------

C. [/]
          --------------------------        -----------            ------

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For period ending  06/30/05
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File number 811-8387
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FINANCIAL INFORMATION
97.  A. How many months do the answers to items 97 and 98
        cover?                                                  12  Months
               ----------------------------------------------------


                                                            For Period covered by this form
                                                                    ($000's omitted)
                                                            -------------------------------
INCOME
     B. Net interest income                                            $1,812
                           ------------------------------------------- ------
     C. Net dividend income                                            $  767
                           ------------------------------------------- ------
     D. Account maintenance fees                                       $
                           ------------------------------------------- ------
     E. Net other income                                               $  123
                           ------------------------------------------- ------

EXPENSES
     F. Gross advisory fees                                            $
                           ------------------------------------------- ------
     G. Gross administrator(s) fees                                    $
                           ------------------------------------------- ------
        (Negative answers allowed for 97H through 97S)

     H. Salaries and other compensation                                $  765
                           ------------------------------------------- ------
     I. Shareholder servicing agent fees                               $
                           ------------------------------------------- ------
     J. Custodian fees                                                 $
                           ------------------------------------------- ------
     K. Postage                                                        $    2
                           ------------------------------------------- ------
     L. Printing expenses                                              $
                           ------------------------------------------- ------
     M. Directors' fees                                                $   12
                           ------------------------------------------- ------
     N. Registration fees                                              $
                           ------------------------------------------- ------

     O. Taxes                                                          $    4
                           ------------------------------------------- ------

     P. Interest                                                       $1,806
                           ------------------------------------------- ------

     Q. Bookkeeping fees paid to anyone performing this service        $
                           ------------------------------------------- ------
     R. Auditing fees                                                  $   48
                           ------------------------------------------- ------
     S. Legal fees                                                     $   74
                           ------------------------------------------- ------

                                       40

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For period ending  06/30/05
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File number 811-8387
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

     Expenses (Negative answers allowed on this screen for            For period by this form
     97T through 97W and 97Z only)                                         ($000's omitted)
                                                                      -----------------------
T. Marketing/distribution payments including payments pursuant to a
   Rule 12b-1 plan                                                         $
              ---------------------------------------------------------     ------

U. Amortization or organization expenses                                   $
              ---------------------------------------------------------     ------

V. Shareholder meeting expenses                                            $    --
              ---------------------------------------------------------     ------

W. Other expenses                                                          $   410
              ---------------------------------------------------------     ------
X. Total expenses                                                          $ 3,121
              ---------------------------------------------------------     ------
Y. Expense reimbursements                                                  $
              ---------------------------------------------------------     ------
Z. Net investment income                                                   $  (419)
              ---------------------------------------------------------     ------
AA. Realized capital gains                                                 $   500
              ---------------------------------------------------------     ------
BB. Realized capital losses                                                $
              ---------------------------------------------------------     ------
CC. 1. Net unrealized appreciation during the period                       $ 1,401
              ---------------------------------------------------------     ------
    2. Net unrealized depreciation during the period                       $
              ---------------------------------------------------------     ------
DD. Total income dividends for which record date passed during the period  $
              ---------------------------------------------------------     ------
EE. Total capital gains distributions for which record date passed
    during the period                                                      $
              ---------------------------------------------------------     ------

98. Payments per share outstanding during the entire current period:

A. Dividends from net investment income                                    $
              ---------------------------------------------------------     ------**
NOTE: Show in fractions of a cent is so declared.

B. Distributions of capital gains                                          $
              ---------------------------------------------------------     ------**
C. Other distributions                                                     $
              ---------------------------------------------------------     ------

NOTE: Show in fractions of a cent if so declared.

* Negative answer permitted in this field.
** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

                                       41
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For period ending  06/30/05
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
                                                                        As of the end of
                                                                        current reporting
                                                                          period (000's
99.  Assets, liabilities, shareholders' equity:                             omitted)
                                                                            --------
A. Cash                                                                     $   801
               ---------------------------------------------------------     ------
B. Repurchase agreements                                                    $ 1,021
               ---------------------------------------------------------     ------
C. Short-term debt securities other than repurchase agreements              $
               ---------------------------------------------------------     ------
D. Long-term debt securities including convertible debt                     $10,652
               ---------------------------------------------------------     ------
E. Preferred, convertible preferred and adjustable rate preferred stock     $ 9,372
               ---------------------------------------------------------     ------
F. Common stock                                                             $   769
               ---------------------------------------------------------     ------
G. Options on equities                                                      $ 6,526
               ---------------------------------------------------------     ------
H. Options on all futures                                                   $
               ---------------------------------------------------------     ------
I. Other investments                                                        $ 2,597
               ---------------------------------------------------------     ------
J. Receivables from portfolio instruments sold                              $ 4,655
               ---------------------------------------------------------     ------
K. Receivables from affiliated persons                                      $
               ---------------------------------------------------------     ------
L. Other receivables                                                        $   874
               ---------------------------------------------------------     ------
M. All other assets                                                         $   588
               ---------------------------------------------------------     ------
N. Total assets                                                             $37,855
               ---------------------------------------------------------     ------

                                       42

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                                                        Page 43, "X" box:   [ ]
For period ending  06/30/05
                   --------

File number 811-8387
                ----
                                                              As of the end of
                                                             current reporting
                                                                period (000's
                                                             omitted except for
                                                                 per share
                                                                amounts and
                                                                 number of
                                                                 accounts)
                                                                 ---------

O. Payables for portfolio instruments purchased                    $
      ---------------------------------------------------------     ------
P. Amounts owned to affiliated persons                             $
      ---------------------------------------------------------     ------
Q. Senior long-term debt                                           $21,400
      ---------------------------------------------------------     ------
R. All other liabilities                                           $
      ---------------------------------------------------------     ------
S. Senior equity                                                   $
      ---------------------------------------------------------     ------
T. Net assets of common shareholders                               $15,781
      ---------------------------------------------------------     ------
U. Number of shares outstanding                                    $ 1,457
      ---------------------------------------------------------     ------
V. Net asset value per share (to nearest cent)                     $ 10.83*
      ---------------------------------------------------------     ------
W. Mark-to-market net asset value per share for money market
   funds only (to 4 decimals)                                      $      **
      ---------------------------------------------------------     ------
X. Total number of shareholder accounts                            $   401
      ---------------------------------------------------------     ------
Y. Total value of assets in segregated accounts                    $
      ---------------------------------------------------------     ------


100. Monthly average net assets during current reporting period
       ($000's omitted)                                            $13,632
      ---------------------------------------------------------     ------
101. Market price per share at end of period                       $  4.21
      ---------------------------------------------------------     ------

 * Net asset value per share must be of the form nnn.nn (where n = integer). ** Value must be of the form nnn.nnnn (where n = integer).

                                       43

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                                                        If filing more than one
                                                        Page 44, "X" box:   [ ]

For period ending  06/30/05
                   ---------

File number 811-8387
                ----

102. A. Is the Registrant filing any of the following attachments
        with the current filing of Form N-SAR?                           N
          --------------------------------------------------------    -------
                                                                        Y/N

     NOTE: If answer is "Y" (Yes), mark those items below being
           filed as an attachment to this form or incorporated       --------
           by reference.                                                Y/N
          --------------------------------------------------------    -------
     B. Matters submitted to a vote of security holders
          --------------------------------------------------------    -------
     C. Policies with respect to security investments
          --------------------------------------------------------    -------
     D. Legal proceedings
          --------------------------------------------------------    -------
     E. Changes in security for debt
          --------------------------------------------------------    -------
     F. Defaults and arrears on senior securities
          --------------------------------------------------------    -------
     G. Changes in control of Registrant
          --------------------------------------------------------    -------
     H. Terms of new or amended securities
          --------------------------------------------------------    -------
     I. Revaluation of assets or restatement of
        capital share account
          --------------------------------------------------------    -------
     J. Changes in Registrant's certifying accountant
          --------------------------------------------------------    -------
     K. Changes in accounting principles and practices
          --------------------------------------------------------    -------
     L. Mergers
          --------------------------------------------------------    -------
     M. Actions required to be reported pursuant to Rule 2a-7
          --------------------------------------------------------    -------
     N. Transactions effected pursuant to Rule 10f-3
          --------------------------------------------------------    -------
     O. Information required to be filed pursuant to existing
        exemptive orders
          --------------------------------------------------------    -------
Attachment Information (Cont. on Screen 53)


                                       44

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                                                        Page 45, "X" box:  [ ]
For period ending  06/30/05
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File number 811-8387
                ----

Attachment Information (Cont. from Screen 52)

102. P. 1. Exhibits
           ----------------------------------------------------    -------
                                                                     Y/N

        2. Any information called for by instructions to
           sub-item 102 P2
           ----------------------------------------------------    -------
                                                                     Y/N

        3. Any information called for by instructions to
           sub-item 102 P3
           ----------------------------------------------------    -------
                                                                     Y/N

103. [/] Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial
         data are consolidated with that of Registrant in
         this report? (Y/N)                                           N
           ----------------------------------------------------    -------
                                                                     Y/N

          [If answer is "N" (No), go to item 105]

104. [/] List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

         811 Numbers     Subsidiary Name
         -----------     --------------------------------------------------


                                       45

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For period ending  06/30/05
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File number 811-8387
                ----

ANNUAL SUPPLEMENT
Page 53 is to be filed only once each year at the end of Registrant's fiscal year.

105. Fidelity bond(s) in effect at the end of the period.

     A.[/] Insurer Name: Cincinnati Insurance Company

     B.[/] Second Insurer:

     C.[/] Aggregate face amount of coverage for Registrant on all
           bonds on which it is named as an insured ($000's omitted)     $ 5,000
                                                                          ------

106. A.[/] Is the bond part of a joint fidelity bond(s) shared with other   N
           investment companies or other entities?                        ------
                                                                            Y/N
     B.[/] If the answer to 106A is "Y" (Yes), how many other investment
           companies or other entities are coverred by the bond:          ------
           NOTE: Count each series as a separate investment company.

107. A.[/] Does the mandatory coverage of the fidelity bond have a            Y
           deductible?                                                    ------
                                                                             Y/N

     B.[/] If the answer to 107A is "Y" (Yes), what is the amount of the $    50
           deductible?                                                    ------

108. A.[/] Were any claims with respect to this Registrant filed under
           the bond during the period?                                        N
                                                                          ------
                                                                             Y/N

     B.[/] If the answer to 108A is "Y" (Yes), what is the amount of such
           claim(s)?                                                      ------

109. A.[/] Were any losses incurred with respect to this Registrant that could have been filed as a claim under the fidelity bond but
           were not?                                                          N
                                                                          ------
                                                                             Y/N

     B.[/] If the answer to sub-item 109A is "Y" (Yes), what was the
           total amount of such losses? ($000's omitted)                 $
                                                                          ------

110. A.[/] Are Registrant's officers and directors covered as officers
           and directors of Registrant under any errors and omissions         Y
           insurance policy owned by Regisrant or anyone else?            ------
                                                                             Y/N

     B.[/] Were any claims filed under such policy during the period
           with respect to Registrant?                                        N
                                                                          ------
                                                                             Y/N

Signature Page

The following form of signature shall follow items 79, 85, 88, 104, 110 or 132 as appropriate.

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Norfolk         State of: Virginia       Date: August 29, 2005
         ------------              ------------         ------------------------

Name of Registrant, Depositor, or Trustee:  Waterside Capital Corporation


/s/ J. Alan Lindauer                    /s/ Gerald T. McDonald
--------------------------------        -------------------------------
By (Name and Title): President            Witness (Name and Title): CFO

SEC's Collection of Information

      An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investment Company Act of 1940 ("1940 Act") and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the Commission's regulatory program for investment companies current in relation to changing industry conditions. The information collected on Form N-SAR is publicly available. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing the burden of the Form. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. (Section)3507.


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